Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAXES
4.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

The Group’s manufacturing operations were conducted mainly in PRC and Myanmar during the years ended March 31, 2024, 2025 and 2026. The Group’s operating subsidiaries, other than Nissin Metal and Plastic (Shenzhen) Company Limited (“Nissin PRC”), ShenZhen SilverAge Health and Wellness Co., Ltd (“Siverage”), Kayser Myanmar Manufacturing Company Ltd. (“Kayser Myanmar”) and Regent Feinbau Adermann GmbH (“Regent”) are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong.

BVI

Under the current tax laws of the BVI, the Group is not subject to tax on its income or capital gains. In addition, no BVI withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2024, 2025 and 2026. As of March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million (equivalent to $257) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. The Group has selected Kayser Limited (“Kayser”) as the qualified entity under two-tiered profit tax rates regime and the remaining Hong Kong based subsidiaries are not qualifying under the regime and continue to be taxed at 16.5%.

PRC

Under the Enterprise Income Tax (“EIT”) Law in the PRC, the unified EIT rate for domestic enterprises and foreign invested enterprises is 25%, except for available preferential tax treatments. For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the year ended March 31, 2024, 2025 and 2026, all PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

Germany

During the year ended March 31, 2026, the subsidiary in Germany’s primary statutory tax rate was 29.83%, consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the corporate tax rate, and a trade tax rate of 14%.

Myanmar

Starting from October 1, 2021 onwards, income tax rate for the subsidiary incorporated in Myanmar is 22%.

The components of (loss) income before income taxes are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

Hong Kong	(346)	(502)	(1,929)
PRC	39	567	135
Myanmar	(832)	82	(236)
Germany	-	-	0

Total	(1,139)	147	(2,030)

Income tax (benefit) expense consists of the following:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$
Current income tax (benefit) expense
Hong Kong	(59)	-	-
PRC
- Current	-	38	3
- Reversal of overprovision in prior year	-	-	(496)
Myanmar	5	-	-
Germany	-	-	7

Deferred income tax benefit	(107)	-	-

Total income tax (benefit) expense	(161)	38	(486)

The reconciliation of differences between the Hong Kong statutory tax rate and the effective tax rate for income tax for the years ended March 31, 2024 and 2025 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Years Ended March 31,
	2024	2025
	%	%

Profits tax rate in Hong Kong	16.5	16.5
Non-deductible expenses (non-taxable income)*	(7.9)	(50.0)
Changes in valuation allowances	10.4	138.3
Overprovision of profits tax in prior year	4.7	-
Effect of different tax rate of subsidiaries operating in other jurisdictions	(0.4)	47.0
Effect of preferential tax rate	-	(77.3)
Tax effect of tax losses not recognized	(12.3)	(52.7)
Tax effect of other temporary difference not recognized	-	(21.8)
Profit tax expense from disposal of PRC property	-	26.1
Others	3.1	-

Effective tax rate	14.1	26.1

*	The non-deductible expenses (non-taxable income) are mainly including the other non-deductible expenses from subsidiaries do not generate assessable, non-deductible entertainment expense, non-taxable gain from disposal of PRC property, and non-taxable interest income for the years ended March 31, 2024 and 2025.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of taxes at the Hong Kong statutory income tax rate to the benefit from income taxes for the year ended March 31, 2026 was as follows:

	For the Year Ended March 31, 2026
	$	%
Loss before income tax	(2,030)	100
Computed income tax benefit at Hong Kong statutory income tax rate	(335)	16.5
Domestic tax effect
- Non-deductible expenses from subsidiaries not generating income	96	(4.7)
- Non-taxable disposal gain from PRC property transfer	(13)	0.6
- Non-taxable interest income	(26)	1.3
- Changes in valuation allowance	302	(14.9)
- Unrealized intercompany transactions	(41)	2.0
Foreign tax effects
PRC
- Statutory income tax rate difference between PRC and Hong Kong	11	(0.5)
- Preferential tax rate	(27)	1.3
- Changes in valuation allowance	(7)	0.3
- Reversal of overprovision for income tax expense in prior years	(496)	24.4
- Others	4	(0.1)
Myanmar
- Statutory income tax rate difference between Myanmar and Hong Kong	(14)	0.7
- Changes in valuation allowance	62	(3.1)
Germany
- Statutory income tax rate difference between Germany and Hong Kong	0	0.0
- Others	(2)	0.1
Effective income tax rate	(486)	23.9

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended March 31, 2024, 2025 and 2026 were as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$
Hong Kong	-	-	-
PRC	-	38	3
Myanmar	3	-	-
Germany	-	-	-
Total	-	38	3

The significant components of deferred taxes as of March 31, 2025 and 2026 were as follows:

	As of March 31,
	2025	2026
	$	$
Deferred tax assets:
Property, plant and equipment	45	42
Other social benefits	46	35
Lease liabilities	52	304
Tax loss carry forwards	918	1294

Total deferred tax assets	1,061	1,675
Less: Valuation allowance	(995)	(1,352)

Total deferred tax assets, net of valuation allowance	66	323
Net off against deferred tax liabilities	(66)	(323)

Net deferred tax assets	-	-

Deferred tax liabilities:
Operating lease right-of-use assets	(66)	(313)
Intangible assets acquired in a business acquisition	-	(160)
Property, plant and equipment	-	(40)

Total deferred tax liabilities	(66)	(513)
Net off against deferred tax assets	66	323

Net deferred tax liabilities	-	(190)

The changes related to valuation allowance for years ended 2024, 2025 and 2026 are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

At the beginning of the year	469	792	995
Addition	323	203	376
Reversal	-	-	(19)

At the end of the year	792	995	1,352

According to PRC tax regulations, the PRC enterprise net operating loss can be generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. Considering the future strategic development, the Group will not re-apply for the HNTE certificate for Nissin SZ when the prior certificate expires on December 31, 2024.

Total net operating losses (NOLs) carryforwards of the Company’s subsidiary in PRC is $794 as of March 31, 2026. As of March 31, 2026, net operating loss carryforwards from PRC will expire in calendar year 2030, 2031, and 2033, if not utilized. The NOLs carryforwards of the Company’s subsidiaries in Hong Kong is $7,273 as of March 31, 2026, which can be carried forward without an expiration date. In addition, the NOLs carryforwards of the Company’s subsidiary in Myanmar is $310. As of March 31, 2026, net operating loss carryforwards from Myanmar will expire in 2027.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Company’s history of losses and uncertainty of future profitability and concluded that it is more likely than not that the Company will not generate future taxable income to utilize the deferred tax assets. Accordingly, as of March 31, 2025 and 2026, the valuation allowance of $995 and $1,352 have been established respectively.

Uncertainties exist with respect to how China’s current income tax law applies to the Group’s overall operations, and more specifically, with regard to tax residency status. China’s Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occur within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law’s purposes. Substantially, the Company’s overall management and business operation are located outside China. The Company does not expect any significant adverse impact on the Company’s consolidated results of operations.

The Group has made its assessment of the level of the tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits and has measured the unrecognized tax benefits associated with the tax positions. As of March 31, 2025 and 2026, the Group did not have any unrecognized uncertain tax positions. For the years ended March 31, 2024, 2025 and 2026, the Group did not incur any interest and penalties related to potential underpaid income tax expenses.

In Hong Kong, an additional assessment may be made by an HKIRD tax assessor if a taxpayer chargeable to tax has not been assessed to tax or has been assessed at less than the proper amount. The assessment must be made within the relevant year of assessment or within six years after the end of that year of assessment. The time limit for making additional assessments is extended when a taxpayer either has not been assessed, or is under-assessed, due to fraud or willful evasion. In that case, an additional assessment may be made up to ten years after the end of the relevant assessment year.

In PRC, according to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In Myanmar, the statute of limitation to raise an assessment is three years after the financial year-end. It does not apply in cases of fraudulent default.

In German, the statutory limitation period for the issue or correction of assessments is four years from the end of the year in which the return was filed. If no return was filed, the period runs from the end of the third year following the end of the year of assessment. The four-year period is extended to five in cases of taxpayer negligence and to ten in the event of evasion. The statutory limitation period for the collection of tax debts is five years from the end of the year in which payment became due.